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                            RULE 497(j) CERTIFICATION

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following prospectus and the form of statement of additional information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 45 to BB&T Fund's Registration Statement on Form N-1A filed on April 28, 2006 and effective May 1, 2006 pursuant to Rule 485(b):

1. Prospectus, dated May 1, 2006, relating to the BB&T Equity Index Fund Class A, Class B and Class C Shares.

2. Statement of Additional Information, dated May 1, 2006, relating to the BB&T Equity Index Fund Class A Shares, Class B Shares, and Class C Shares.

The text of Post-Effective Amendment No. 45 to the Registration Statement was filed electronically.


                                                     BB&T Funds
                                                     Registrant



                                                     /s/Keith F. Karlawish
                                                     --------------------------
                                                     *Keith F. Karlawish
                                                     President


                                                 *By: /s/Alan G. Priest
                                                      -------------------------
                                                      Alan G. Priest
                                                      Attorney in Fact

May 5, 2006